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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_] ; Amendment Number:________________
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Lionstone Capital Management LLC
       152 W 57TH ST, 36th Floor, New York,
       NY 10019

Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Leon Lowenstein
Title:           Managing Member
Phone:           (212) 207-8001

Signature, Place, and Date of Signing:

  /s/ Leon Lowenstein             New York, NY                  May 14, 2013
--------------------------  ---------------------------  -----------------------
    [Signature]                   [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                16

Form 13F Information Table Value Total:          $155,465
                                             ------------
                                              (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                       2

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                           FORM 13F INFORMATION TABLE

                                                                                SH/ Put/ Investment  Other
      Name of Issuer          Title of Class   CUSIP   Value(x1000) Shares Held PRN Call Discretion Managers  SOLE   Shared None
----------------------------- -------------- --------- ------------ ----------- --- ---- ---------- -------- ------- ------ ----
AON PLC                       SHS CL A       G0408V102        3,979      64,700 SH       SOLE                 64,700
APPLE INC                     COM            037833100       12,576      28,410 SH       SOLE                 28,410
CHARTER COMMUNICATIONS INC D  CL A NEW       16117M305       14,000     134,380 SH       SOLE                134,380
COLFAX CORP                   COM            194014106        6,883     147,900 SH       SOLE                147,900
DOLLAR GEN CORP NEW           COM            256677105       11,047     218,400 SH       SOLE                218,400
FIDELITY NATIONAL FINANCIAL   CL A           31620R105       12,337     489,000 SH       SOLE                489,000
GENERAL MTRS CO               COM            37045V100        6,429     231,100 SH       SOLE                231,100
GOOGLE INC                    CL A           38259P508        8,760      11,030 SH       SOLE                 11,030
HORNBECK OFFSHORE SVCS INC N  COM            440543106       19,778     425,700 SH       SOLE                425,700
HUNTINGTON INGALLS INDS INC   COM            446413106        9,786     183,500 SH       SOLE                183,500
LIBERTY INTERACTIVE CORP      INT COM SER A  53071M104        9,813     459,200 SH       SOLE                459,200
LIBERTY INTERACTIVE CORP      LBT VENT COM A 53071M880          599       7,922 SH       SOLE                  7,922
LOWES COS INC                 COM            548661107       12,495     329,500 SH       SOLE                329,500
NEWS CORP                     CL A           65248E104        6,029     197,600 SH       SOLE                197,600
VIACOM INC NEW                CL B           92553P201       10,347     168,300 SH       SOLE                168,300
WYNDHAM WORLDWIDE CORP        COM            98310W108       10,607     164,500 SH       SOLE                164,500